STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

7. STOCK-BASED COMPENSATION

The following table summarizes the stock-based compensation expenses included in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	For the three months ended		For the nine months ended
	October 31,		October 31,
	2019	2018	2019	2018
Research and development	$30	$166	$218	$525
Sales and marketing	12	114	45	355
General and administrative	187	438	334	877
Total	$229	$718	$597	$1,757

The Company estimates the fair value of stock options granted using the Black-Scholes pricing model. This model also requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values. For employee grants, the fair value is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. As of October 31, 2019, total compensation costs related to unvested, but not yet recognized, stock-based awards was $1.0 million, net of estimated forfeitures. This cost will be amortized on a straight-line basis over a weighted average remaining period of 2.3 years and will be adjusted for subsequent changes in estimated forfeitures.

Valuation Assumptions

There were no stock options granted during the three months ended October 31, 2019. During the nine months ended October 31, 2019, the weighted average grant date fair value of stock options granted was $0.44 per share. The following assumptions were used to calculate the estimated fair value of awards granted for the periods ended:

	For the three months ended		For the nine months ended
	October 31,		October 31,
	2019	2018	2019	2018
Expected volatility	—	78.8% - 91.0%	68.3% - 70.8%	78.8% - 91.0%
Expected term in years	—	4.0 - 8.6	4.0	4.0 - 8.6
Risk-free interest rate	—	2.72% - 3.10%	1.88% - 2.51%	2.72% - 3.10%
Expected dividend yield	—	—	—	—

Expected Term

The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Company utilizes the simplified method for estimating the expected term of the stock-based award, instead of historical exercise data.

Expected Volatility

The Company uses the historical volatility of the price of shares of common stock of selected public companies, including the Company’s stock price, in the biotechnology sector due to its limited trading history.

Risk-Free Interest Rate

The Company bases the risk-free interest rate used in the Black-Scholes pricing model upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.

Expected Dividend

The Company has never paid dividends on its shares of common stock and currently does not intend to do so and, accordingly, the dividend yield percentage is zero for all periods.

7.  STOCK-BASED COMPENSATION

The following table summarizes the stock-based compensation expenses included in the statements of operations and comprehensive loss (in thousands):

	Year ended
	January 31,
	2019	2018
Research and development	$654	$545
Sales and marketing	414	393
General and administrative	993	949
Total	$2,061	$1,887

The Company estimates the fair value of stock options granted using the Black-Scholes pricing model. This model also requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values. For employee grants, the fair value is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. As of January 31, 2019, total compensation costs related to unvested, but not yet recognized, stock-based awards was $2.0 million, net of estimated forfeitures. This cost will be amortized on a straight-line basis over a weighted average remaining period of 2.72 years and will be adjusted for subsequent changes in estimated forfeitures.

Valuation Assumptions

The following assumptions were used to calculate the estimated fair value of awards granted:

	Year ended
	January 31,
	2019	2018
Expected volatility	78.8% - 91.0%	83.9% - 96.8%
Expected term in years	4.0	6.0 - 9.39
Risk-free interest rate	2.43% - 2.98%	1.80% - 2.70%
Expected dividend yield	—	—

Expected Term

The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Company utilizes the simplified method for estimating the expected term of the stock-based award, instead of historical exercise data.

Expected Volatility

The Company uses the historical volatility of the price of shares of common stock of selected public companies, including the Company’s stock price, in the biotechnology sector due to its limited trading history.

Risk-Free Interest Rate

The Company bases the risk-free interest rate used in the Black-Scholes pricing model upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.

Expected Dividend

The Company has never paid dividends on its common shares and currently does not intend to do so and, accordingly, the dividend yield percentage is zero for all periods.